Share-based payments - Additional Information (Detail) £ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2018 GBP (£)	Dec. 31, 2020 shares	Dec. 31, 2021 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares	Dec. 31, 2018 shares
Statements [Line Items]
Description of vesting requirements for share based payment arrangement			one to four years
Description of maximum term of options granted for share based payment arrangement			unexercised after a period of 10 years from the date of grant
Long Term Incentive Plan Awards [Member]
Statements [Line Items]
Description of share based payment arrangement			All awards are subject to achievement of the performance conditions over a three year period and can be exercised over the following seven years.
Deferred Share Award [Member]
Statements [Line Items]
Compulsory holding period			2 years
Profitable Growth Incentive Plan PGIP [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement			April 2025
Description of expiration terms for share based payment arrangement			30 days
Share based payment arrangement, Vesting award percentage			25.00%
Profitable Growth Incentive Plan PGIP [Member] | Tranche One After Six Months [Member]
Statements [Line Items]
Share based payment arrangement, Vesting award percentage			25.00%
Profitable Growth Incentive Plan PGIP [Member] | Tranche Two After Twelve Months [Member]
Statements [Line Items]
Share based payment arrangement, Vesting award percentage			25.00%
Profitable Growth Incentive Plan PGIP [Member] | Tranche Three After Eighteen Months [Member]
Statements [Line Items]
Share based payment arrangement, Vesting award percentage			25.00%
Share Incentive Plan Awards [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement	There are no vesting conditions attached to the Free Shares, other than being continuously employed by the Company for three years from the date of grant.
Description of share based payment arrangement	For every Partnership Share bought by the employee up to a limit of £1,800 per tax year the Company will give the employee one share (Matching Shares), provided the employee remains employed by the Company for a period of at least three years.
Share Incentive Plan Awards [Member] | Per Tax Year [Member]
Statements [Line Items]
Maximum limit of partnership share to be bought by employee to get one matching share | £	£ 1,800
Share Incentive Plan Awards [Member] | Per Tax Year [Member] | Free Shares [Member]
Statements [Line Items]
Shares issued to employees | £	£ 3,600
Share Option Scheme SOS [Member]
Statements [Line Items]
Number of share options granted in share based payment arrangement | shares		0	0	0	0
AbShare Employee Share Scheme [Member]
Statements [Line Items]
Description of vesting requirements for share based payment arrangement						10
Description of employee contribution						5% of their salary spread across three years
Percentage of employee contribution per annum						1.67%
Number of instruments granted for each share issued | shares						2,021